UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/06

Item 1.  Reports to Stockholders.

JACOBS & COMPANY MUTUAL FUND

Ticker Symbol: JACOX

CUSIP:665 37T 109

Shareholder Services toll free 1-877-560-6823

www.jacobsandcompany.com

Semi-Annual Report

July 31, 2006

(Unaudited)

September 2006

Dear Shareholder:

Our market outlook continues to be cautiously optimistic for the short term and bullish long term. The uncertainties surrounding the growth of the economy, inflation and current geopolitical events continue to affect the markets worldwide on a daily basis.  Energy prices continue to be a wild card and provide uncertainty as the markets adjust to more volatile pricing patterns.

We have lowered to 50% our weighting in equities and continue to concentrate on the quality of our stock selections as well as our defensive posture for the fixed income portion of the portfolio.  Our portfolio has underperformed the overall market in the last six months due primarily to our weighting in the energy sector.  We view this as a temporary situation.

As the price of oil has dropped under $65 per barrel, a gallon for gasoline in the U.S. is under $2.50 and natural gas prices have continued to decline, the price of coal has come under pressure with all of these factors temporarily affecting the value of the energy related issues in our fund.  Demand has moderated modestly and with no damaging hurricanes or supply disruptions, the supplies of fuel have been adequate.  World tensions, with the exception of the Iranian nuclear enrichment program have lessened in the Persian Gulf and as the investing public is beginning to accept terrorist activity as a normal occurrence, the markets are adjusting accordingly.  The second half of September and October historically are the most volatile period of the year and as we pass the 5 year anniversary of 9-11, we are reminded of the delicate balance geopolitically that can move erratically at any given moment.

We continue to acquire GNMAs for the fixed income portion of the Fund's portfolio.  GNMAs continue to be our largest core fixed income investments with coupons ranging from 6 1/2-7% (GNMA’s represent 41 % of portfolio). We anticipate that we may add GNMAs with higher coupons over the course of the year .. The GNMAs should contribute strength to our portfolio if interest rates consolidate while the Federal Open Market Committee pauses to evaluate the effects of the latest series of interest rate increases.

The slowing of the worldwide economy due primarily to an increase in interest rates around the world and continued concerns of inflation have increased the volatility (both upward and downward) for all commodities.  On the other hand, China, India, and other rapidly developing countries continue to have a major impact upon the consumption and shifting of natural resources and commodities worldwide.  These countries have been the engine for worldwide economic expansion as their cultural changes have driven their population in a quest for a higher standard of living.  The commodities and materials required to construct the necessary infrastructures within these countries, and their unquenchable thirst for all forms of energy, have changed historical distributive models ..

Earnings reports, which begin in October, should give us a stronger indication of what to look for later this year and the first half of 2007.

As always, if you have any questions about your investment in the Jacobs & Company Mutual Fund, please call us.  Thank you again for allowing us to help you achieve your investment objectives.

Sincerely,

John M. Jacobs

Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice.

You should carefully consider the investment objectives, risks, charges, and expenses of the Jacobs & Company Mutual Fund.  Your prospectus contains this and other information about the fund and should be read carefully.  A copy of the prospectus is available by calling 877-560-6823.

The information discussed in this letter represents past performance and past performance does not guarantee future results.   Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice ..

0587-AFD-09/29/2006

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- July 31, 2006 (Unaudited)

EXPENSE EXAMPLE- July 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/06-7/31/06).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

JACOBS & COMPANY MUTUAL FUND

EXPENSE EXAMPLE- July 31, 2006 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/1/06	7/31/06	2/1/06-7/31/06*
Actual	$1,000.00	$ 950.73	$9.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365  days ( to reflect the one-half year expense).

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited)
Shares	COMMON STOCKS - 49.02%	Market Value
	Building Materials - 3.09%
4,000	International Aluminum Corp.	$ 149,600

	Commercial Banks - 1.17%
2,000	North Fork Bancorp., Inc.	56,660

	Computers - 1.32%
2,000	Hewlett Packard Co.	63,820

	Energy Equipment & Services - 2.53%
7,900	KFX, Inc.*	122,608

	Food Products - 1.49%
2,652	Tootsie Roll Industries, Inc.	72,002

	Industrial Conglomerates - 4.05%
6,000	General Electric Co.	196,140

	Minerals - 3.78%
500	National Resource Partners LP	27,700
3,000	National Resource Partners LP - Subordinated Units	155,400
		183,100
	Mining - 5.31%
6,000	Arch Coal, Inc.	227,640
4,360	National Coal Corp. *	29,212
		256,852
	Oil & Gas - 12.60%
2,500	Cameron International Corp.#	126,025
5,000	Permian Basin Royalty Trust	84,100
2,700	San Juan Basin Royalty Trust	109,026
12,000	The Williams Companies, Inc. #	291,000
		610,151
	Paper Products - 1.42%
2,000	International Paper Co.	68,660

	Pharmaceuticals - 1.90%
4,500	Schering-Plough Corp. #	91,980

	Pipelines - 1.10%
2,000	Enterprise Products Partners LP	53,340

	Semiconductor & Semiconductor Equipment - 4.69%
5,000	Cypress Semiconductor Corp.*	75,950
8,400	Intel Corp.#	151,200
		227,150
	Telecommunication Equipment - 0.22%
5,000	Lucent Technologies, Inc.*	10,650

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited) (Continued)
Shares		Market Value
	Telecommunication Service - 3.37%
13,000	Windstream Corp.	$ 162,890

	Utilities - Water - 0.98%
2,000	Consolidated Water Co.	47,440

	TOTAL COMMON STOCKS (Cost $2,387,817)	2,373,043

Principal
Amount	U.S. GOVERNMENT AGENCIES - 42.69%

	Federal Home Loan Mortgage Company - 1.33%
$ 74,434	5.867%^, 03/15/2034	64,313

	Government National Mortgage Association - 41.36%
418,262	6.50%, 03/15/2024	426,828
386,083	6.50%, 07/15/2024	393,822
202,267	6.75%, 01/15/2028	207,032
355,125	7.00%, 06/15/2029	366,727
196,504	7.00%, 06/15/2031	202,922
235,872	6.50%, 09/15/2032	240,606
161,262	6.50%, 01/20/2034	164,035
		2,001,972

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,133,482)	2,066,285

	CORPORATE BONDS - 4.00%

	Chemicals - 4.00%
189,000	Lyondell Chemical Co., 10.875%, 05/01/2009	193,725

	TOTAL CORPORATE BONDS (Cost $194,848)	193,725

	CALL OPTIONS PURCHASED - 0.80%
Contracts*	Underlying Security/Expiration Date/Exercise Price
	Cameco Corp.
70	Expiration September 2006, Exercise Price $42.50	10,850
	Oil Services Holders Trust
40	Expiration August 2006, Exercise Price $150.00	11,400
	Peabody Energy Corp
60	Expiration August 2006, Exercise Price $55.00	5,100
	Tesoro Petroleum Corp.
30	Expiration August 2006, Exercise Price $75.00	8,400
	Weatherford International Ltd.
40	Expiration August 2006, Exercise Price $50.00	3,200
	Total Call Options Purchased (Cost $80,220)	38,950

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2006 (Unaudited) (Continued)
Shares	SHORT-TERM INVESTMENTS- 2.29%	Market Value
110,927	Bank of New York Hamilton Fund, Premier Shares	$ 110,927
	TOTAL SHORT-TERM INVESTMENTS (Cost $110,927)

	Total Investments in Securities
	(Cost $4,907,294) - 98.80%	$ 4,782,930
	Call Options Written - (0.63)%	(30,600)
	Cash and Other Assets in Excess of Liabilities - 1.83%	88,588
	Net Assets - 100.00%	$ 4,840,918

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on July 31, 2006.

SCHEDULE OF CALL OPTIONS WRITTEN- July 31, 2006
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
	Cameron International Corp.
25	Expiration November 2006, Exercise Price $50.00	$ 10,500
	Intel Corp.
84	Expiration January 2007, Exercise Price $20.00	5,880
	Schering-Plough Corp.
45	Expiration November 2006, Exercise Price $20.00	5,850
	The Williams Companies, Inc.
54	Expiration November 2006, Exercise Price $25.00	8,370
	Total Call Options Written (Proceeds $24,813)	$ 30,600

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES - July 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $4,907,294)	$4,782,930
Receivables
Securities sold	34,899
Dividends and interest	22,600
Due from Advisor	25,459
Prepaid expenses	21,047
Total assets	4,886,935

LIABILITIES
Call options written, at value (proceeds $24,813)	30,600
Payables
Securities purchased	1,660
Distribution (12b-1) fees	1,023
Other accrued expenses	12,734
Total liabilities	46,017

NET ASSETS	$4,840,918

Net asset value, offering and redemption price per share
[$4,840,918 / 570,373 shares outstanding;
unlimited number of shares authorized]	$8.49

COMPONENTS OF NET ASSETS
Paid-in capital	$6,452,686
Undistributed net investment income	58,197
Accumulated net realized loss on investments	(1,539,814)
Net unrealized depreciation of:
Investments	(124,364)
Options written	(5,787)
NET ASSETS	$4,840,918

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS - For the Six Months Ended July 31, 2006 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$42,522
Interest	60,641
Total income	103,163

Expenses
Advisory fees	25,173
Custody fees	18,401
Administration fees	13,676
Fund accounting fees	13,072
Transfer agent fees	9,781
Audit fees	7,439
12b-1 fees	6,293
Insurance fees	5,905
Legal fees	4,959
Chief Compliance Officer Fees	4,910
Registration fees	3,968
Shareholder reporting	2,480
Trustees' fees	1,750
Other	1,166
Total expenses	118,973
Less: fee waiver/expense reimbursement	(68,693)
Net expenses	50,280
Net investment income	52,883

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) from:
Investments	(26,275)
Option contracts written	95,419
69,144
Net change in unrealized depreciation on:
Investments	(372,843)
Option contracts written	(2,080)
(374,923)
Net realized and unrealized gain on investments	(305,779)
Net Decrease in Net Assets
Resulting from Operations	$(252,896)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

			Six Months	Year
			Ended	Ended
			July 31,	January 31,
			2006	2006
INCREASE (DECREASE) IN NET ASSETS FROM:			(Unaudited)
OPERATIONS
Net investment income			$52,883	$73,244
Net realized gain on investments
and option contracts written			69,144	357,706
Net change in unrealized
depreciation on investments
and option contracts written			(374,923)	(61,962)
Net increase (decrease) in net assets
resulting from operations			(252,896)	368,988

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.00 and $0.12
per share, respectively)			-	(71,964)
Total distributions to shareholders			-	(71,964)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)			(252,545)	(1,183,520)
Total decrease in net assets			(505,441)	(886,496)

NET ASSETS
Beginning of period			5,346,359	6,232,855
End of period			$4,840,918	$5,346,359

Includes undistributed net investment income of:			$58,197	$5,314

(a) A summary of share transactions is as follows:

	Six Months		Year
	Ended		Ended
	July 31, 2006		January 31, 2006
	(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	18,465	$162,774	59,472	$521,758
Shares issued
for reinvestment
of distributions	-	-	8,224	71,964
Shares redeemed	(46,878)	(415,319)	(204,068)	(1,777,242)
Net decrease	(28,413)	$(252,545)	(136,372)	$(1,183,520)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months	Year	Year	Year	Year	June 11, 2001*
	Ended	Ended	Ended	Ended	Ended	Through
	July 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Net asset value,
beginning of period	$8.93	$8.48	$8.86	$9.20	$10.18	$10.00

Income from
investment operations:
Net investment income	0.09 ^	0.11 ^	0.13	0.16	0.13	0.06
Net realized and unrealized
gain (loss) on investments	(0.53) ^	0.46 ^	(0.24)	(0.33)	(0.98)	0.21
Total from investment operations	(0.44)	0.57	(0.11)	(0.17)	(0.85)	0.27

Less distributions:
From net investment income	-	(0.12)	(0.27)	(0.17)	(0.13)	(0.07)
From net realized gain
on investments	-	-	-	-	-	(0.02)
Total distributions	0.00	(0.12)	(0.27)	(0.17)	(0.13)	(0.09)

Net asset value,
end of period	$8.49	$8.93	$8.48	$8.86	$9.20	$10.18

Total return #	(4.93%)+	6.77%	(1.23%)	(1.89%)	(8.39%)	2.74%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,841	$5,346	$6,233	$9,761	$11,532	$9,931
Ratio of expenses to
average net assets:
Before expense
reimbursement	4.73%**	4.37%	3.27%	2.78%	3.54%	5.96%**
After expense
reimbursement	2.00%**	2.00%	2.00%	2.00%	2.00%	2.00%**
Ratio of net investment
income to average net assets:
After expense
reimbursement	2.10%**	1.29%	1.21%	1.58%	1.50%	1.57%**
Portfolio turnover rate	25.6%+	148.8%	181.0%	323.9%	190.7%	49.7%+

^Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
*Commencement of operations.
+Not annualized.
**Annualized.
#Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- J uly 31, 2006 (Unaudited)

NOTE 1 – ORGANIZATION

The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 11, 2001, as a series of Advisors Series Trust, and was reorganized as a series of the Trust on July 15, 2005 ..  The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital.  The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities.  In selecting equity securities for the Fund, the Advisor seeks growth stocks that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, p rice to earnings ratio, strength of management, product development and dividend history.  In selecting fixed-income securities, the Advisor seeks safety of principal, monthly or other periodic cash flows and above-average yield, with a sensitivity to risk.  Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2006, (Unaudited) Continued

B.

Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.

Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.

Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire the underlying security without additional cash consideration upon conversion or exchange of other securities in the Fund ’ s portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2006, (Unaudited) Continued

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

F.

Indemnification .. The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended July 31, 2006, the Fund incurred $25,173 in advisory fees before the waiver and reimbursement described below ..

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of annual expenses to average net assets will not exceed 2.00%.  Any such reduction made by the Advisor in its fees or payment of expenses which are

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2006, (Unaudited) Continued

the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  For the six months ended July 31, 2006, the Advisor absorbed expenses of $68,693 ; no amounts were reimbursed to the Advisor.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $679,388 at J uly 31, 2006 , and will expire as follows :

Year	Amount
2007	$287,845
2008	$ 188,648
2009	$ 134,202
2010	$68,693

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended J uly 31, 2006, the Fund paid the Distribution Coordinator $ 6,293 ..

Gemini Fund Services, LLC (the “Administrator”) serves as the administrator, fund accountant and transfer agent of the Fund.  For providing administrative services to the Fund, the Administrator receives a monthly fee calculated at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements.  For providing fund accountant services, the Administrator receives from the Fund a monthly fee calculated at an annual rate of 0.02% on average daily net assets between $25 million and $100 million, and at reduced rates thereafter,

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2006, (Unaudited) Continued

subject to certain minimum requirements, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives a minimum monthly or per account fee plus certain transaction fees, plus out-of-pocket expenses.

Aquarius Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLC (“FCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, including related administrative support.  Under the terms of such agreement, FCS is paid an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.

A Trustee and c ertain officers of the Trust are officers of the Administrator and FCS and/or affiliates of the Distributor.

NOTE 4 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months e nded July 31, 2006, were as follows:

                          Number of            Premiums

                           Contracts             Received

Options outstanding, beginning of period

354               $       69,573

Options written

             1,032

                            191,286

Options exercised                                                              (161)

            (23,502)

Options expired                                                                  (125)

                            (18,139)

Options closed                                                                   (892)

          (194,405)

Options outstanding, end of period

                               208                  $      24,813

NOTE 5 – INVESTMENT TRANSACTIONS

During the six months ended July 31, 2006, the aggregate purchases and sales of securities (excluding short-term investments) were:

                                                   Purchases

     Sales

Long Transactions

      $ 2,478,236

$1,269,169

As of J uly 31, 2006 , the cost basis along with the net unrealized appreciation and depreciation on investment securities for federal income tax purposes were as follows:

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2006, (Unaudited) Continued

Cost of investments

$ 5,049,778

Gross unrealized appreciation

$      59,797

Gross unrealized depreciation

   (326,645)

Net unrealized depreciation

  on investments

                $ (266,848)

Net unrealized depreciation

  on options written

$       (5,787)

NOTE 6 – TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and straddle losses ..

            As of January 31, 200 6 , the components of capital on a tax basis were as follows:

Undistributed ordinary income

$        134,531

Undistributed long-term capital gain

                  —

Total distributable earnings

$        134,531

Other accumulated gains / (losses)

    (1,595,690)

Total accumulated earnings / (losses)

$   (1,461,159)

The Fund had a capital loss carryforward of $ 1,595,690 as of January 31, 200 6 , of which $ 24,644 expires in 2011 , $1,385,715 expires in 2012, and $185,331 expires in 2013.

The tax character of distributions paid during the years ended January 31, 200 6 and 200 5 were as follows:

	200 6	200 5
Ordinary Income	$ 71,964	$ 245,450

JACOBS & COMPANY MUTUAL FUND

ADDITIONAL INFORMATION

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-560-6823 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-560-6823.

Advisor

J acobs & Company

300 Summers Street, Suite 970

Charleston, WV 25301

www.jacobsand company.com

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68114

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103-3638

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202-4089

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/06/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/06/06

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/06/06